Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 1,118,962	¥ 1,037,397
Other financial liabilities	612,846	518,983
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	85,235	79,176
Measured at fair value on a recurring basis [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	789,633	725,356
Other financial liabilities	242,968	151,942
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	95,412	66,644
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	141,786	83,669
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	5,770	1,629
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	242,968	151,942
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	29,026	15,674
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	151,242	114,016
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,700	4,648
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	185,968	134,338
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	101,972	102,251
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	26,555	19,984
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	475,138	468,783
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	368,582	378,582
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	43,264	42,837
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	325,318	335,745
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	260,457	204,315
Other financial liabilities	242,968	151,942
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	95,412	66,644
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	141,786	83,669
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	5,770	1,629
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	242,968	151,942
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	29,026	15,674
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	151,242	114,016
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	180,268	129,690
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	53,634	54,641
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	26,555	19,984
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	160,594	142,459
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,700	4,648	¥ 4,829
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,074	4,773	5,314
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	149,820	133,038	¥ 110,050
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,700	4,648
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,700	4,648
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,074	4,773
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 149,820	¥ 133,038